SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012
Principles of Consolidation:
Number of wholly-owned entities	2
Cash Equivalents:
Reserve balances in cash or on deposit with the Federal Reserve Bank	$ 5,849,000	$ 3,062,000
Interest-Earning Time Deposits:
Interest-earning time deposits	1,766,493	1,749,744
Federal Home Loan Bank Stock:
Federal Home Loan Bank of Chicago (FHLB) stock	$ 2,887,763	$ 2,887,763